Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2025
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Reconciliation of the differences between basic and diluted EPS
26.	Reconciliation of the differences between basic and diluted EPS
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Net income attributable to Sony Group Corporation’s stockholders	1,005,277	970,573	1,141,600

Adjustment amount to net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation:

Zero coupon convertible bonds	51	-	-

Net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation	1,005,328	970,573	1,141,600

	Thousands of shares
	Fiscal year ended March 31
	2023	2024	2025
Weighted-average shares outstanding for basic EPS computation	6,178,504	6,156,210	6,049,652

Effect of dilutive securities:

Stock options	18,085	18,398	18,862

Restricted stock units	152	2,047	6,550

Zero coupon convertible bonds	10,148	-	-

Weighted-average shares for diluted EPS computation	6,206,889	6,176,655	6,075,064

	Yen
	Fiscal year ended March 31
	2023	2024	2025
Basic EPS	162.71	157.66	188.71

Diluted EPS	161.97	157.14	187.92

Notes:

1.
Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2023, 2024 and 2025 were 56,117 thousand shares, 34,474 thousand shares and 14,422 thousand shares, respectively, which consisted of stock options.

2.
As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock. Basic and diluted EPS are calculated assuming that the stock split was implemented at the beginning of the fiscal year ended March 31, 2023.